SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Group evaluated subsequent events through April 25, 2023, the date these consolidated financial statements were issued.

In March 2023, the Group entered into a License Agreement with Seagen Inc., or Seagen, pursuant to which the Group received from Seagen a worldwide license to certain patent rights that Seagen owns. Under this license agreement with Seagen, each license is non-exclusive and sublicensable, subject to certain conditions. As of the date these consolidated financial statements were issued, the Group has made a nonrefundable seven figure US dollar payment of upfront fee to Seagen and are subject up to a total of approximately US$45 million of nonrefundable payments to Seagen.